15 .VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Jun. 30, 2017
Variable Interest Entities Tables
Summary financial information for the VIE's
	Max Steel Productions LLC					JB Believe LLC
(in USD)	As of and for the six months ended June 30, 2017	As of and for the three months ended June 30, 2017	As of December 31, 2016	As of and for the six months ended June 30, 2016	As of and for the three months ended June 30, 2016	As of and for the six months ended June 30, 2017	As of and for the three months ended June 30, 2017	As of December 31, 2016	As of and for the six months ended June 30, 2016	As of and for the three months ended June 30, 2016
Assets	9,207,664	9,207,664	12,327,887	n/a	n/a	30,843	30,843	240,269	n/a	n/a
Liabilities	(13,011,741)	(13,011,741)	(15,922,552)	n/a	n/a	(6,755,328)	(6,755,328)	(7,014,098)	n/a	n/a
Revenues	3,173,826	2,656,523	n/a	-	-	53,136	37,573	n/a	3,786	3,786
Expenses	(3,383,238)	(2,236,428)	n/a	(541,731)	(325,024)	(3,792)	-	n/a	(260,592)	(133,711)